Debt (Maturities of debt financings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
2020	$ 3,454,301
2021	4,450,347
2022	6,859,785
2023	3,532,951
2024	3,010,218
Thereafter	8,220,628
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	29,528,230
Amortization of debt issuance costs, debt discount, debt premium and lease premium	$ 69,500	$ 64,200	$ 65,400